UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22078

Master Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas, 12th Floor New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2014

Item 1.  Schedule of Investments

Master Trust

Prime Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—5.11%
Federal Farm Credit Bank
0.280%, due 08/01/14[1]	50,000,000	50,015,414
Federal Home Loan Bank
0.065%, due 08/08/14[2]	40,917,000	40,916,483
0.065%, due 09/04/14[2]	75,000,000	74,995,396
0.125%, due 06/02/15	100,000,000	99,966,667
0.155%, due 07/30/15[2]	150,000,000	149,765,562
Federal Home Loan Mortgage Corp. *
0.145%, due 01/26/15[2]	150,000,000	149,892,458
US Treasury Bill
0.110%, due 08/14/14[2]	125,000,000	124,995,035
US Treasury Note
2.375%, due 08/31/14	123,000,000	123,222,756
Total US government and agency obligations (cost—$813,769,771)		813,769,771

Bank note—1.22%
Banking-non-US—1.22%
HSBC Bank PLC
0.251%, due 08/19/14 (cost — $194,026,565)	194,000,000	194,026,565

Time deposits—14.53%
Banking-non-US—14.53%
Credit Agricole Corporate & Investment Bank
0.070%, due 08/01/14	700,000,000	700,000,000
Erste Bank AB, Grand Cayman
0.160%, due 08/01/14	500,000,000	500,000,000
Natixis
0.080%, due 08/01/14	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB
0.050%, due 08/01/14	500,000,000	500,000,000
Svenska Handelsbanken
0.050%, due 08/01/14	300,000,000	300,000,000
0.060%, due 08/01/14	113,000,000	113,000,000
Total time deposits (cost—$2,313,000,000)		2,313,000,000

Master Trust

Prime Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit—19.80%
Banking-non-US—18.71%
Bank of Nova Scotia
0.266%, due 08/19/14[1]	232,000,000	232,000,000
0.336%, due 10/30/14[1]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.180%, due 09/08/14	150,000,000	150,000,000
Canadian Imperial Bank of Commerce
0.240%, due 08/01/14[1]	40,000,000	40,000,000
Credit Industriel et Commercial
0.120%, due 08/05/14	235,000,000	235,000,000
National Australia Bank Ltd.
0.232%, due 10/06/14[1]	173,000,000	173,000,000
Natixis
0.226%, due 08/04/14[1]	150,000,000	150,000,000
0.210%, due 09/03/14[1]	200,000,000	200,000,000
Nederlandse Waterschapsbank NV
0.172%, due 08/14/14[1]	100,000,000	100,000,000
Nordea Bank Finland
0.290%, due 11/20/14	171,000,000	171,000,000
Norinchukin Bank Ltd.
0.100%, due 08/05/14	227,000,000	227,000,000
Rabobank Nederland NV
0.284%, due 10/10/14[1]	150,000,000	150,000,000
Societe Generale
0.275%, due 08/29/14[1]	350,000,000	350,000,000
Sumitomo Mitsui Banking Corp.
0.210%, due 08/12/14	150,000,000	150,000,000
0.210%, due 09/15/14	50,000,000	50,000,000
Swedbank AB
0.090%, due 08/05/14	335,000,000	335,000,000
Toronto-Dominion Bank
0.230%, due 02/24/15	128,000,000	128,000,000
		2,978,000,000
Banking-US—1.09%
JPMorgan Chase Bank N.A.
0.380%, due 12/04/14	173,000,000	173,000,000
Total certificates of deposit (cost—$3,151,000,000)		3,151,000,000

Commercial paper[2]—41.76%
Asset backed-miscellaneous—14.84%
Antalis US Funding Corp.
0.160%, due 08/04/14	43,000,000	42,999,427

Master Trust

Prime Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Atlantic Asset Securitization LLC
0.182%, due 08/12/14[1]	250,000,000	250,000,000
0.185%, due 08/26/14[1,3]	250,000,000	250,000,000
Barton Capital LLC
0.182%, due 08/12/14[1]	250,000,000	250,000,000
0.186%, due 08/26/14[1]	150,000,000	150,000,000
Ciesco LLC
0.190%, due 10/07/14	57,000,000	56,979,844
Gemini Securitization Corp. LLC
0.220%, due 08/01/14	200,000,000	200,000,000
0.220%, due 08/11/14	50,000,000	49,996,944
0.220%, due 08/18/14	100,000,000	99,989,611
LMA Americas LLC
0.090%, due 08/06/14	90,000,000	89,998,875
0.203%, due 08/11/14[1]	97,000,000	97,000,000
Old Line Funding LLC
0.190%, due 09/15/14	50,000,000	49,988,125
0.230%, due 01/06/15	162,000,000	161,836,470
0.225%, due 01/13/15	100,000,000	99,896,875
0.225%, due 01/15/15	50,000,000	49,947,813
Versailles Commercial Paper LLC
0.100%, due 08/01/14	37,000,000	37,000,000
0.195%, due 08/04/14[1]	100,000,000	100,000,000
0.193%, due 08/11/14[1]	50,000,000	50,000,000
0.206%, due 08/19/14[1]	70,000,000	70,000,000
0.205%, due 08/29/14[1]	150,000,000	150,000,000
Working Capital Management Co.
0.160%, due 08/18/14	57,000,000	56,995,693
		2,362,629,677
Banking-non-US—19.85%
ANZ National International Ltd.
0.150%, due 09/03/14	148,000,000	147,979,650
Australia & New Zealand Banking Group Ltd.
0.203%, due 08/18/14[1]	100,000,000	100,000,000
0.194%, due 08/26/14[1]	175,000,000	175,000,000
Caisse Centrale Desjardins
0.190%, due 10/27/14	73,000,000	72,966,481
Commonwealth Bank of Australia
0.236%, due 08/07/14[1]	150,000,000	150,000,000
0.230%, due 08/26/14[1]	150,000,000	150,000,000
Credit Suisse
0.210%, due 08/14/14	289,000,000	288,978,084
DBS Bank Ltd.
0.230%, due 08/01/14	98,000,000	98,000,000
Erste Abwicklungsanstalt
0.160%, due 10/07/14	100,000,000	99,970,222

Master Trust

Prime Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Mitsubishi UFJ Trust & Banking Corp.
0.170%, due 08/05/14	100,000,000	99,998,111
Mizuho Funding LLC
0.200%, due 10/14/14	200,000,000	199,917,778
0.200%, due 10/17/14	110,000,000	109,952,944
NRW Bank
0.100%, due 08/11/14	45,000,000	44,998,750
Oversea-Chinese Banking Corp. Ltd.
0.230%, due 09/04/14	150,000,000	149,967,417
0.190%, due 10/08/14	120,000,000	119,956,933
0.240%, due 10/08/14	100,000,000	99,954,667
0.250%, due 11/14/14	75,000,000	74,945,313
Sumitomo Mitsui Banking Corp.
0.200%, due 10/15/14	250,000,000	249,895,833
United Overseas Bank Ltd.
0.200%, due 08/11/14	186,000,000	185,989,667
0.220%, due 08/11/14	100,000,000	99,993,889
Westpac Banking Corp.
0.223%, due 08/11/14[1]	87,000,000	87,000,000
0.226%, due 08/19/14[1]	60,000,000	60,006,964
Westpac Securities NZ Ltd.
0.180%, due 09/15/14	80,000,000	79,982,000
0.200%, due 01/07/15	80,000,000	79,929,333
0.210%, due 01/07/15	135,000,000	134,874,788
		3,160,258,824
Banking-US—3.08%
Bedford Row Funding Corp.
0.320%, due 10/14/14	100,000,000	99,934,222
National Australia Funding Delaware, Inc.
0.200%, due 01/14/15	150,000,000	149,861,667
Natixis US Finance Co. LLC
0.100%, due 08/05/14	90,000,000	89,999,000
Rabobank USA Financial Corp.
0.210%, due 01/15/15	150,000,000	149,853,875
		489,648,764
Energy-integrated—3.99%
CNPC Finance HK Ltd.
0.260%, due 08/07/14	150,000,000	149,993,500
0.310%, due 08/08/14	50,000,000	49,996,986
0.390%, due 09/23/14	100,000,000	99,942,583
0.390%, due 09/25/14	50,000,000	49,970,208

Master Trust

Prime Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2]—(concluded)
Energy-integrated—(concluded)
Sinopec Century Bright Capital Investment Ltd.
0.400%, due 08/12/14	106,750,000	106,736,953
0.390%, due 08/13/14	32,000,000	31,995,840
0.390%, due 10/03/14	147,000,000	146,899,673
		635,535,743
Total commercial paper (cost—$6,648,073,008)		6,648,073,008

Non-US government agency—0.72%
Export Development Canada
0.150%, due 08/01/14[1,3] (cost—$115,000,000)	115,000,000	115,000,000

Short-term corporate obligations—7.29%
Banking-non-US—4.97%
Australia & New Zealand Banking Group Ltd.
1.381%, due 09/16/14[1,3]	25,000,000	25,183,507
Barclays Bank PLC
0.476%, due 08/19/14[1,4]	225,000,000	225,000,000
0.481%, due 09/19/14[1,4]	175,000,000	175,000,000
Royal Bank of Canada
0.282%, due 10/07/14[1,3]	175,000,000	175,000,000
Svenska Handelsbanken AB
0.304%, due 08/27/14[1,3]	190,000,000	190,000,000
		790,183,507
Banking-US—1.10%
Wells Fargo Bank N.A.
0.321%, due 09/15/14[1]	50,000,000	50,000,000
0.370%, due 09/22/14[1]	125,000,000	125,000,000
		175,000,000
Supranationals—1.22%
Inter-American Development Bank
0.190%, due 08/01/14[1]	75,000,000	75,023,007

Master Trust

Prime Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Short-term corporate obligations—(concluded)
Supranationals—(concluded)
International Bank for Reconstruction & Development
0.140%, due 08/01/14[1]	120,000,000	120,000,000
		195,023,007
Total short-term corporate obligations (cost—$1,160,206,514)		1,160,206,514

Repurchase agreements—9.56%

Repurchase agreement dated 07/31/14 with Deutsche Bank Securities, Inc., 0.090% due 08/01/14, collateralized by $30,689,000 Federal Farm Credit Bank, zero coupon to 5.500% due 09/08/14 to 11/05/31, $97,074,000 Federal Home Loan Bank obligations, zero coupon to 5.625% due 08/01/14 to 08/28/37, $135,459,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 08/20/14 to 11/23/35, $106,271,000 Federal National Mortgage Association obligations, zero coupon to 7.250% due 09/02/14 to 06/05/36, $200,147,300 US Treasury Bond, 3.375% due 05/15/44, $7,265,000 FICO, zero coupon to 9.800% due 11/30/17 to 09/26/19, $5,899,000 Resolution Funding Corp. Strips, zero coupon due 04/15/16 to 04/15/30 and $4,000,000 Tennessee Valley Authority, 4.625% to 5.375% due 04/01/56 to 09/15/60; (value—$576,304,108); proceeds: $565,001,413

	565,000,000	565,000,000
Repurchase agreement dated 07/31/14 with Goldman Sachs & Co., 0.070% due 08/01/14, collateralized by $20,145,000 Federal Home Loan Bank obligations, 0.375% due 12/30/15, $36,404,000 Federal Home Loan Mortgage Corp. obligations, 5.550% due 05/22/37 and $20,111,000 Federal National Mortgage Association obligations, 1.375% due 11/15/16; (value—$81,600,498); proceeds: $80,000,156	80,000,000	80,000,000
Repurchase agreement dated 06/23/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.460% due 08/07/14, collateralized by $2,024,787,072 various asset-backed convertible bonds, zero coupon to 7.750% due 03/15/19 to 05/15/52; (value—$106,961,871); proceeds: $100,057,500[5]	100,000,000	100,000,000
Repurchase agreement dated 06/23/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.560% due 09/04/14, collateralized by $3,529,720,409 various asset-backed convertible bonds, zero coupon to 36.588% due 07/15/15 to 11/25/52; (value—$347,229,197); proceeds: $325,369,056[4,5]	325,000,000	325,000,000

Master Trust

Prime Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 07/31/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 08/07/14, collateralized by $495,774,687 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.000% due 05/15/23 to 01/15/43, $542,497,383 Federal National Mortgage Association obligations, 5.500% to 10.500% due 03/25/19 to 01/01/41 and $275,040,613 Government National Mortgage Association obligations, 1.625% to 5.000% due 05/20/35 to 07/20/44; (value—$255,000,000); proceeds: $250,003,403	250,000,000	250,000,000
Repurchase agreement dated 07/31/14 with State Street Bank and Trust Co., 0.000% due 08/01/14, collateralized by $720,000 US Treasury Notes, 0.625% to 0.875% due 05/15/17 to 05/31/17; (value—$717,025); proceeds: $699,000	699,000	699,000
Repurchase agreement dated 07/31/14 with Toronto-Dominion Bank, 0.100% due 08/01/14, collateralized by $50,285,453 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 05/01/26 to 03/01/43 and $265,534,067 Federal National Mortgage Association obligations, 2.500% to 6.000% due 01/01/25 to 07/01/44; (value—$204,000,001); proceeds: $200,000,556	200,000,000	200,000,000
Total repurchase agreements (cost—$1,520,699,000)		1,520,699,000
Total investments (cost — $15,915,774,858 which approximates cost for federal income tax purposes) — 99.99%		15,915,774,858
Other assets in excess of liabilities — 0.01%		2,044,447
Net assets — 100.00%		15,917,819,305

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	813,769,771	—	813,769,771
Bank note	—	194,026,565	—	194,026,565
Time deposits	—	2,313,000,000	—	2,313,000,000
Certificates of deposit	—	3,151,000,000	—	3,151,000,000
Commercial paper	—	6,648,073,008	—	6,648,073,008
Non-US government agency	—	115,000,000	—	115,000,000
Short-term corporate obligations	—	1,160,206,514	—	1,160,206,514
Repurchase agreements	—	1,520,699,000	—	1,520,699,000
Total	—	15,915,774,858	—	15,915,774,858

At July 31, 2014, there were no transfers between Level 1 and Level 2.

Weighted average maturity—39 days.

Master Trust

Prime Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments(%)
United States	36.0
Sweden	9.0
Australia	8.6
United Kingdom	8.1
Japan	7.8
France	7.1
Canada	5.7
Singapore	5.2
China	4.0
Austria	3.1
Switzerland	1.8
Netherlands	1.6
Finland	1.1
Germany	0.9
Total	100.0

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Variable or floating rate security. The interest rate shown is the current rate as of July 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

2	Rates shown are the discount rates at date of purchase.

3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.74% of net assets as of July 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Illiquid investments as of July 31, 2014.

5

Investment has a put feature and variable or floating rate. The interest rate shown is the current rate as of July 31, 2014 and changes periodically. The maturity date reflects early termination date and the proceeds represent the receivable of the Fund if the put feature was exercised as of July 31, 2014.

Master Trust

Treasury Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
US government obligations—27.74%
US Treasury Bills [1]
0.070%, due 09/25/14	300,000,000	299,967,917
0.075%, due 09/11/14	150,000,000	149,987,188
0.095%, due 08/14/14	40,000,000	39,998,628
0.110%, due 08/14/14	195,000,000	194,992,931
US Treasury Notes
0.250%, due 01/15/15	135,000,000	135,044,730
0.500%, due 10/15/14	564,000,000	564,513,090
2.375%, due 08/31/14	50,000,000	50,090,551
2.375%, due 09/30/14	50,000,000	50,181,605
2.375%, due 10/31/14	1,000,000,000	1,005,725,249
4.250%, due 08/15/14	200,000,000	200,316,485
4.250%, due 11/15/14	380,000,000	384,515,111
Total US government obligations (cost—$3,075,333,485)		3,075,333,485

Repurchase agreements—71.72%
Repurchase agreement dated 07/31/14 with Barclays Capital, Inc., 0.060% due 08/01/14, collateralized by $170,057,900 US Treasury Note, 2.000% due 05/31/21; (value—$168,300,068); proceeds: $165,000,275	165,000,000	165,000,000
Repurchase agreement dated 07/31/14 with Barclays Capital, Inc., 0.060% due 08/07/14, collateralized by $626,129,900 US Treasury Notes, 0.375% to 4.500% due 04/15/15 to 08/31/17, $5,170,000 US Treasury Bond Principal Strip, zero coupon due 05/15/38 and $132,479,067 US Treasury Bonds Strips, zero coupon due 11/15/24 to 05/15/32; (value—$765,000,050); proceeds: $750,008,750	750,000,000	750,000,000
Repurchase agreement dated 07/29/14 with BNP Paribas Securities Corp., 0.050% due 08/05/14, collateralized by $45,307,900 US Treasury Inflation Index Bonds, 2.000% to 2.375% due 01/15/25 to 01/15/26, $51,536,100 US Treasury Inflation Index Notes, 0.125% to 1.875% due 07/15/19 to 07/15/23, $190,700,000 US Treasury Bonds Principal Strips, zero coupon due 11/15/40 to 08/15/43 and $105,924,805 US Treasury Bonds Strips, zero coupon due 05/15/30 to 11/15/34; (value—$255,000,112); proceeds: $250,002,431	250,000,000	250,000,000
Repurchase agreement dated 07/31/14 with BNP Paribas Securities Corp., 0.070% due 08/01/14, collateralized by $99,030,700 US Treasury Inflation Index Notes, 0.125% to 0.375% due 07/15/23 to 07/15/24 and $184,728,100 US Treasury Note, 4.250% due 08/15/14; (value—$290,700,037); proceeds: $285,000,554	285,000,000	285,000,000
Repurchase agreement dated 07/31/14 with Deutsche Bank Securities, Inc., 0.090% due 08/01/14, collateralized by $139,758,900 US Treasury Bonds Principal Strips, zero coupon due 08/15/14 to 08/15/27 and $742,655,984 US Treasury Bonds Strips, zero coupon due 08/15/17 to 05/15/38; (value—$561,000,028); proceeds: $550,001,375	550,000,000	550,000,000

Master Trust

Treasury Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 07/31/14 with Federal Reserve Bank of New York, 0.050% due 08/01/14, collateralized by $2,441,428,000 US Treasury Bond, 4.500% due 05/15/38; (value—$3,000,004,170); proceeds: $3,000,004,167	3,000,000,000	3,000,000,000
Repurchase agreement dated 07/03/14 with Goldman Sachs & Co., 0.060% due 08/04/14, collateralized by $104,806,500 US Treasury Bill, zero coupon due 04/02/15, $126,470,415 US Treasury Bonds, 3.000% to 3.875% due 08/15/40 to 05/15/42 and $780,415,100 US Treasury Notes, 0.125% to 4.625% due 04/30/15 to 07/31/19; (value—$1,020,000,072); proceeds: $1,000,053,333[2]	1,000,000,000	1,000,000,000
Repurchase agreement dated 07/28/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 08/04/14, collateralized by $162,142,400 US Treasury Inflation Index Notes, 1.875% to 2.375% due 01/15/17 to 07/15/19; (value—$204,000,069); proceeds: $200,001,944	200,000,000	200,000,000
Repurchase agreement dated 07/31/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 08/07/14, collateralized by $477,511,100 US Treasury Bond, 3.375% due 05/15/44, $379,313,900 US Treasury Inflation Index Notes, 0.125% to 0.500% due 04/15/15 to 01/15/23 and $112,972,600 US Treasury Note, 0.500% due 07/31/16; (value—$1,020,000,004); proceeds: $1,000,011,667	1,000,000,000	1,000,000,000
Repurchase agreement dated 07/31/14 with State Street Bank and Trust Co., 0.000% due 08/01/14, collateralized by $465,000 US Treasury Note, 2.125% due 01/31/21; (value—$463,111); proceeds: $450,000	450,000	450,000

Repurchase agreement dated 07/31/14 with Toronto-Dominion Bank, 0.060% due 08/07/14, collateralized by $9,531,700 US Treasury Bills, zero coupon due 08/14/14 to 05/28/15, $81,413,200 US Treasury Bonds, 2.750% to 9.000% due 05/15/16 to 05/15/44, $29,110,100 US Treasury Inflation Index Bonds, 0.625% to 3.625% due 01/15/25 to 02/15/44, $80,365,700 US Treasury Inflation Index Notes, 0.125% to 2.625% due 01/15/16 to 01/15/22, $474,586,100 US Treasury Notes, zero coupon to 4.750% due 08/15/14 to 08/15/23 and $91,094,000 US Treasury Bonds Principal Strips, zero coupon due 11/15/39 to 02/15/44; (value—$765,000,037); proceeds: $750,008,750

	750,000,000	750,000,000
Total repurchase agreements (cost—$7,950,450,000)		7,950,450,000
Total investments (cost — $11,025,783,485 which approximates cost for federal income tax purposes) — 99.46%		11,025,783,485
Other assets in excess of liabilities — 0.54%		59,971,042
Net assets — 100.00%		11,085,754,527

Master Trust

Treasury Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	3,075,333,485	—	3,075,333,485
Repurchase agreements	—	7,950,450,000	—	7,950,450,000
Total	—	11,025,783,485	—	11,025,783,485

At July 31, 2014, there were no transfers between Level 1 and Level 2.

Weighted average maturity—24 days.

Portfolio footnotes

1         Rates shown are the discount rates at date of purchase.

2         Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

Master Trust

Tax-Free Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—87.87%
Alabama—0.61%
University of Alabama Revenue (University Hospital), Series C,
0.070%, VRD	9,600,000	9,600,000

Alaska—1.83%
Alaska International Airports Revenue Refunding (System), Series A,
0.060%, VRD	7,000,000	7,000,000
Alaska State Bond Anticipation Notes,
1.000%, due 03/23/15	20,000,000	20,111,392
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project),
0.050%, VRD	1,400,000	1,400,000
		28,511,392
Arizona—0.69%
AK-Chin Indian Community Revenue,
0.080%, VRD	6,700,000	6,700,000
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.- Irvington Project),
0.070%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W),
0.080%, VRD[1,2]	3,750,000	3,750,000
		10,750,000
California—3.97%
California Statewide Communities Development Authority Revenue (University of San Diego),
0.050%, VRD	1,885,000	1,885,000
County of Riverside Tax & Revenue Anticipation Notes,
1.500%, due 06/30/15	2,000,000	2,025,231
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14),
0.050%, VRD	4,300,000	4,300,000
Los Angeles County Tax & Revenue Anticipation Notes,
1.500%, due 06/30/15	4,000,000	4,050,279
Modesto Water Revenue Certificates of Participation Refunding, Series A,
0.050%, VRD	4,400,000	4,400,000

Master Trust

Tax-Free Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F, (FNMA Insured),
0.060%, VRD	3,300,000	3,300,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax),
Series A,
0.050%, VRD	14,700,000	14,700,000
Series B,
0.060%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B,
0.060%, VRD	5,810,000	5,810,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series C,
0.060%, VRD	6,400,000	6,400,000
Torrance Revenue (Torrance Memorial Medical Center), Series B,
0.040%, VRD	5,000,000	5,000,000
		61,870,510
Colorado—3.72%
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-6,
0.080%, VRD	1,915,000	1,915,000
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A,
1.000%, due 06/29/15	20,000,000	20,161,719
Colorado State General Fund Tax and Revenue Anticipation Notes, Series A,
2.000%, due 06/26/15	10,000,000	10,169,062
Denver City & County Certificates of Participation Refunding,
Series A1,
0.080%, VRD	24,445,000	24,445,000
Series A3,
0.080%, VRD	1,425,000	1,425,000
		58,115,781
District of Columbia—1.75%
District of Columbia Multimodal University Revenue (American University),
0.050%, VRD	8,200,000	8,200,000
District of Columbia Revenue (German Marshall Fund of the United States),
0.060%, VRD	4,000,000	4,000,000

Master Trust

Tax-Free Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
District of Columbia—(concluded)
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2,
0.060%, VRD	8,500,000	8,500,000
Metropolitan Washington, Airport Authority Airport System Revenue, Subseries D-2,
0.050%, VRD	6,570,000	6,570,000
		27,270,000
Florida—3.88%
Gainesville Utilities System Revenue, Series A,
0.070%, VRD	2,475,000	2,475,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C,
0.050%, VRD	32,225,000	32,225,000
JEA Water & Sewer System Revenue,
Subseries A-1,
0.060%, VRD	20,080,000	20,080,000
Subseries B-1,
0.070%, VRD	5,840,000	5,840,000
		60,620,000
Georgia—1.04%
Private Colleges & Universities Authority Revenue (Emory University),
Series B-1,
0.070%, VRD	9,050,000	9,050,000
Series B-2,
0.040%, VRD	7,200,000	7,200,000
		16,250,000
Idaho—0.72%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/15	11,000,000	11,189,389

Illinois—10.42%
City of Chicago,
Series D-1,
0.060%, VRD	21,940,000	21,940,000
Series D-2,
0.060%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.060%, VRD	11,200,000	11,200,000

Master Trust

Tax-Free Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.070%, VRD	17,700,000	17,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.070%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A,
0.050%, VRD	14,550,000	14,550,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C,
0.080%, VRD	7,200,000	7,200,000
Illinois State Educational Facilities Authority (University of Chicago), Series B-3,
0.160%, VRD	10,000,000	10,000,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B,
0.040%, VRD	2,300,000	2,300,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B,
0.060%, VRD	5,000,000	5,000,000
Series A-2D,
0.060%, VRD	11,500,000	11,500,000
Illinois State,
Series B-5,
0.050%, VRD	27,700,000	27,700,000
Series B-6,
0.070%, VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project),
0.080%, VRD	4,060,000	4,060,000
		162,550,000
Indiana—4.74%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum),
0.060%, VRD	10,900,000	10,900,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5,
0.040%, VRD	23,650,000	23,650,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A,
0.050%, VRD	11,400,000	11,400,000

Master Trust

Tax-Free Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Indiana—(concluded)
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A,
0.070%, VRD	8,300,000	8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1,
0.060%, VRD	17,120,000	17,120,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured),
0.070%, VRD	2,600,000	2,600,000
		73,970,000
Iowa—0.16%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project),
0.070%, VRD	2,485,000	2,485,000

Kansas—2.35%
Kansas State Department of Transportation Highway Revenue Refunding,
Series B-2,
0.050%, VRD	5,080,000	5,080,000
Series B-3,
0.040%, VRD	14,140,000	14,140,000
Kansas State Department of Transportation Highway Revenue, Series C-4,
0.050%, VRD	17,400,000	17,400,000
		36,620,000
Kentucky—0.19%
Williamstown League of Cities Funding Trust Lease Revenue, Series A,
0.070%, VRD	2,915,000	2,915,000

Louisiana—1.77%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.050%, VRD	6,600,000	6,600,000
Series B,
0.050%, VRD	10,100,000	10,100,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project),
0.050%, VRD	10,850,000	10,850,000
		27,550,000

Master Trust

Tax-Free Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Maryland—1.17%
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.050%, VRD	2,000,000	2,000,000
Series B,
0.060%, VRD	5,200,000	5,200,000
Series B-2,
0.060%, VRD	11,000,000	11,000,000
		18,200,000
Massachusetts—2.71%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College),
0.060%, VRD	1,053,000	1,053,000
0.060%, VRD	1,996,000	1,996,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585),
0.060%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C,
0.060%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority Revenue (Pooled Loan Program), Series N,
0.050%, VRD	1,980,000	1,980,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1,
0.080%, VRD	24,500,000	24,500,000
		42,324,000
Michigan—0.87%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project),
0.070%, VRD	3,900,000	3,900,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F,
0.050%, VRD	9,700,000	9,700,000
		13,600,000
Minnesota—1.63%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B,
0.060%, VRD	8,165,000	8,165,000

Master Trust

Tax-Free Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Minnesota—(concluded)
Minnesota State Trunk Highway, Series E,
5.000%, due 08/01/14	6,000,000	6,000,000
Rochester Health Care Facilities Revenue (Mayo Clinic),
Series A,
0.050%, VRD	9,400,000	9,400,000
Series B,
0.050%, VRD	1,850,000	1,850,000
		25,415,000
Mississippi—0.63%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series G,
0.040%, VRD	4,000,000	4,000,000
Series I,
0.040%, VRD	1,000,000	1,000,000
Series K,
0.050%, VRD	3,000,000	3,000,000
Series L,
0.050%, VRD	1,800,000	1,800,000
		9,800,000
Missouri—1.78%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5,
0.060%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School),
0.080%, VRD	3,760,000	3,760,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series A,
0.060%, VRD	9,000,000	9,000,000
Series C,
0.040%, VRD	9,600,000	9,600,000
0.040%, VRD	2,300,000	2,300,000
		27,860,000
Nebraska—0.57%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1,
0.080%, VRD	8,845,000	8,845,000

Master Trust

Tax-Free Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New Hampshire—1.71%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College),
0.050%, VRD	21,880,000	21,880,000
Series B,
0.040%, VRD	4,825,000	4,825,000
		26,705,000
New York—9.77%
Buffalo Municipal Water Finance Authority Revenue Refunding,
0.060%, VRD	9,360,000	9,360,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1,
0.050%, VRD	11,475,000	11,475,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C,
0.060%, VRD	4,400,000	4,400,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A,
0.070%, VRD	23,500,000	23,500,000
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured),
0.030%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-5,
0.040%, VRD	3,200,000	3,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A,
0.060%, VRD	7,835,000	7,835,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Subseries F-1A,
0.050%, VRD	4,580,000	4,580,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Subseries A-4,
0.040%, VRD	8,100,000	8,100,000
0.050%, VRD	13,200,000	13,200,000
Subseries D-4,
0.050%, VRD	5,100,000	5,100,000
New York City, Series F, Subseries F-3,
0.070%, VRD	2,600,000	2,600,000
New York State Dormitory Authority Revenue (Cornell University), Series A,
0.060%, VRD	3,285,000	3,285,000

Master Trust

Tax-Free Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue (Wagner College),
0.050%, VRD	2,665,000	2,665,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A,
0.070%, VRD	1,950,000	1,950,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured),
0.030%, VRD	4,200,000	4,200,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D,
0.050%, VRD	8,470,000	8,470,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series B,
0.050%, VRD	1,625,000	1,625,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B,
0.060%, VRD	3,295,000	3,295,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured),
0.060%, VRD	13,600,000	13,600,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A,
0.050%, VRD	2,875,000	2,875,000
Triborough Bridge & Tunnel Authority Revenue (General),
Series B,
0.060%, VRD	3,870,000	3,870,000
Series B-2C,
0.060%, VRD	7,315,000	7,315,000
		152,500,000
North Carolina—4.78%
Charlotte Water & Sewer System Revenue Refunding,
Series B,
0.050%, VRD	5,800,000	5,800,000
Series C,
0.070%, VRD	35,415,000	35,415,000

Master Trust

Tax-Free Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured),
Series E,
0.050%, VRD	2,200,000	2,200,000
Series H,
0.040%, VRD	18,405,000	18,405,000
Guilford County, Series B,
0.060%, VRD	1,855,000	1,855,000
New Hanover County (School),
0.060%, VRD	2,115,000	2,115,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A,
0.040%, VRD	3,410,000	3,410,000
North Carolina State Obligation Refunding, Series B,
4.000%, due 11/01/14	4,000,000	4,038,892
University of North Carolina Chapel Hill Revenue, Series B,
0.060%, VRD	1,300,000	1,300,000
		74,538,892
Ohio—5.39%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
0.070%, VRD	28,855,000	28,855,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
0.070%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B,
0.040%, VRD	26,800,000	26,800,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A,
0.050%, VRD	10,900,000	10,900,000
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A,
0.060%, VRD	1,895,000	1,895,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B,
0.050%, VRD	8,000,000	8,000,000
Ohio (Common Schools), Series B,
0.040%, VRD	2,015,000	2,015,000

Master Trust

Tax-Free Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Ohio—(concluded)
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z),
0.070%, VRD[1,2]	2,845,000	2,845,000
		84,110,000
Oregon—1.50%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C,
0.050%, VRD	7,700,000	7,700,000
Oregon Health & Science University Revenue, Series C,
0.060%, VRD	4,495,000	4,495,000
Oregon State Tax Anticipation Notes, Series A,
2.000%, due 06/15/15	11,000,000	11,179,825
		23,374,825
Pennsylvania—4.27%
Allegheny County Industrial Development Authority Health Care Facility (Longwood Oakmount, Inc.),
0.060%, VRD	15,685,000	15,685,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B,
0.050%, VRD	2,945,000	2,945,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C,
0.050%, VRD	12,465,000	12,465,000
Pennsylvania Higher Educational Facilities Authority College & University Revenue (St. Joseph’s University), Series A,
0.050%, VRD	2,000,000	2,000,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3,
0.050%, VRD	5,325,000	5,325,000
Philadelphia Gas Works Revenue Refunding, Series C,
0.060%, VRD	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2,
0.050%, VRD	12,000,000	12,000,000
Washington County Authority Refunding (University of Pennsylvania),
0.040%, VRD	3,370,000	3,370,000

Master Trust

Tax-Free Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A,
0.050%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B,
0.050%, VRD	5,255,000	5,255,000
		66,585,000
Tennessee—0.28%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1,
0.050%, VRD	4,370,000	4,370,000

Texas—7.25%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured),
0.050%, VRD[1,2]	7,750,000	7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.080%, VRD	3,700,000	3,700,000
Subseries C-2,
0.080%, VRD	4,600,000	4,600,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.080%, VRD	6,965,000	6,965,000
Series A-2,
0.080%, VRD	2,880,000	2,880,000
Harris County Hospital District Revenue Refunding (Senior Lien),
0.060%, VRD	4,785,000	4,785,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), Series A,
0.050%, VRD	3,500,000	3,500,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources), Series B,
0.070%, VRD	20,900,000	20,900,000
Texas (JP Morgan PUTTERs, Series 3238),
0.070%, VRD[1,2]	2,165,000	2,165,000
Texas State Revenue Anticipation Notes,
2.000%, due 08/28/14	40,000,000	40,053,612
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563),
0.070%, VRD[1,2]	3,330,000	3,330,000

Master Trust

Tax-Free Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
Texas State, Series A,
0.070%, VRD	1,000,000	1,000,000
University of Texas University Revenues (Financing Systems), Series B,
0.040%, VRD	10,000,000	10,000,000
University of Texas University Revenues Refunding (Financing System), Series B,
0.040%, VRD	1,500,000	1,500,000
		113,128,612
Utah—1.46%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D,
0.050%, VRD	22,775,000	22,775,000

Virginia—1.04%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A,
0.060%, VRD	10,700,000	10,700,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2,
0.050%, VRD	2,500,000	2,500,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series F,
0.040%, VRD	3,000,000	3,000,000
		16,200,000
Washington—3.04%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.070%, VRD[1,2]	4,995,000	4,995,000
King County Sewer Revenue (Junior Lien), Series A,
0.080%, VRD	20,475,000	20,475,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series D,
0.040%, VRD	14,265,000	14,265,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured),
0.060%, VRD	3,900,000	3,900,000

Master Trust

Tax-Free Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Washington—(concluded)
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace),
0.070%, VRD	3,750,000	3,750,000
		47,385,000
Wisconsin—0.13%
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B,
0.060%, VRD	2,000,000	2,000,000

Wyoming—0.05%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
0.040%, VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,370,783,401)		1,370,783,401

Tax-exempt commercial paper—12.06%
California—0.39%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1,
0.120%, due 01/07/15	6,000,000	6,000,000

Connecticut—0.64%
Yale University,
0.070%, due 08/07/14	10,000,000	10,000,000

Illinois—0.68%
Illinois Educational Facilities Authority Revenue,
0.090%, due 08/05/14	10,615,000	10,615,000

Maryland—2.11%
Johns Hopkins University,
0.080%, due 08/01/14	6,900,000	6,900,000
Montgomery County,
0.100%, due 08/01/14	8,000,000	8,000,000
0.090%, due 08/05/14	8,000,000	8,000,000
0.080%, due 09/02/14	10,000,000	10,000,000
		32,900,000

Master Trust

Tax-Free Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper—(continued)
Minnesota—1.92%
Mayo Clinic,
0.120%, due 09/03/14	10,000,000	10,000,000
0.100%, due 09/09/14	20,000,000	20,000,000
		30,000,000
Missouri—0.74%
University of Missouri,
0.050%, due 08/01/14	11,583,000	11,583,000

Tennessee—1.09%
Vanderbilt University,
0.120%, due 11/04/14	8,000,000	8,000,000
0.120%, due 12/16/14	9,000,000	9,000,000
		17,000,000
Texas—2.05%
Dallas Area Rapid Transit,
0.090%, due 08/11/14	4,000,000	4,000,000
0.120%, due 08/19/14	6,000,000	6,000,000
Harris County,
0.090%, due 09/24/14	10,000,000	10,000,000
University of Texas,
0.080%, due 08/11/14	12,000,000	12,000,000
		32,000,000
Virginia—1.48%
University of Virginia,
0.080%, due 08/12/14	7,000,000	7,000,000
0.090%, due 09/04/14	6,000,000	6,000,000
0.080%, due 09/08/14	10,000,000	10,000,000
		23,000,000

Master Trust

Tax-Free Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper—(concluded)
Washington—0.96%
University of Washington,
0.110%, due 12/04/14	10,000,000	10,000,000
0.110%, due 12/05/14	5,000,000	5,000,000
		15,000,000
Total tax-exempt commercial paper (cost—$188,098,000)		188,098,000
Total investments (cost—$1,558,881,401 which approximates cost for federal income tax purposes)—99.93%		1,558,881,401
Other assets in excess of liabilities—0.07%		1,159,378
Net assets—100.00%		1,560,040,779

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	1,370,783,401	—	1,370,783,401
Tax-exempt commercial paper	—	188,098,000	—	188,098,000
Total	—	1,558,881,401	—	1,558,881,401

At July 31, 2014, there were no transfers between Level 1 and Level 2.

Weighted average maturity—27 days.

Portfolio footnotes

1                                         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.41% of net assets as of July 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2                                         The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Master Trust

Tax-Free Master Fund

Schedule of investments – July 31, 2014 (unaudited)

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of July 31, 2014 and reset periodically.

Master Trust

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Schedule of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated April 30, 2014.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 29, 2014